EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Earnings Per Share [Abstract]
Income from continuing operations	$ 34,989	$ 28,639
Less: Net income attributable to noncontrolling interests	(6,324)	(4,803)
Income from continuing operations attributable to Dole plc	28,665	23,836
Loss from discontinued operations, net of income taxes	(14,506)	(25,230)
Net income (loss) attributable to Dole plc	$ 14,159	$ (1,394)
Weighted average number of shares outstanding:
Weighted average shares - basic (in shares)	94,899	94,878
Effect of share options with a dilutive effect (in shares)	125	31
Weighted average shares - diluted (in shares)	95,024	94,909
Basic:
Continuing operations (in USD per share)	$ 0.30	$ 0.26
Discontinued operations (in USD per share)	(0.15)	(0.27)
Net income (loss) per share attributable to Dole plc - basic (in USD per share)	0.15	(0.01)
Diluted:
Continuing operations (in USD per share)	0.30	0.26
Discontinued operations (in USD per share)	(0.15)	(0.27)
Net income (loss) per share attributable to Dole plc - diluted (in USD per share)	$ 0.15	$ (0.01)